Biological assets (Details 1) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Parameters		Yields - Operating costs - Selling expenses - Future of sale prices
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Argentina [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase yields	[1]	$ 124	$ 52
Increase future of sale prices	[1]	167	70
Increase operating cost	[1]	(69)	(31)
Decrease yields	[1]	(124)	(52)
Decrease future of sale prices	[1]	(167)	(70)
Decrease operating cost	[1]	$ 69	31
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Argentina [Member] | Bottom Of Range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		$ 0.81
Future of sale prices		6,877
Operating cost		991
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Argentina [Member] | Top Of Range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		11.24
Future of sale prices		11,269
Operating cost		19,547
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Bolivia [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		5.00
Future of sale prices		160
Operating cost		$ 56
Increase yields	[1]	$ 6
Increase future of sale prices	[1]	13
Increase operating cost	[1]	(7)
Decrease yields	[1]	(6)
Decrease future of sale prices	[1]	(13)
Decrease operating cost	[1]	7
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Brazil [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase yields	[1]		2
Increase future of sale prices	[1]		2
Decrease yields	[1]		(2)
Decrease future of sale prices	[1]		(2)
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Parameters		Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member] | Bolivia [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Future of sale prices		$ 22.56
Increase future of sale prices	[1]	$ (2)	2
Increase operating cost	[1]	2	(2)
Decrease future of sale prices	[1]	2	(2)
Decrease operating cost	[1]	$ (2)	2
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member] | Bolivia [Member] | Bottom Of Range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Operating cost		$ 138
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member] | Bolivia [Member] | Top Of Range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Operating cost		626
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member] | Brazil [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		75.54
Future of sale prices		89.03
Operating cost		$ 55.60
Increase yields	[1]	$ 123	126
Increase future of sale prices	[1]	179	185
Increase operating cost	[1]	(139)	(143)
Decrease yields	[1]	(123)	(126)
Decrease future of sale prices	[1]	(179)	(185)
Decrease operating cost	[1]	$ 139	$ 143
Cattle [Member] | Level 2 [Member] | Comparable market prices [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Parameters		Price per livestock head/kg and per category

[1]	Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.